Ramius Hedged Alpha Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Ramius Hedged Alpha Fund (the “Fund”) is to seek to achieve positive returns over a market cycle while minimizing broad equity market risk.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 18 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ramius Hedged Alpha Fund (USD $)	Class A Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	none	[1]	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	2.00%		2.00%
Wire fee	20		20
Overnight check delivery fee	25		25
Retirement account fees (annual maintenance fee)	15		15
[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 18 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ramius Hedged Alpha Fund		Class A Shares	Class I Shares
Management fees		1.15%	1.15%
Distribution and service (12b-1) fees		0.25%	none
Other expenses (including dividend and interest expenses on short sales of 0.02%)		0.50%	0.50%
Acquired fund fees and expenses		0.02%	0.02%
Total annual fund operating expenses	[1]	1.92%	1.67%
Fee waiver and/or expense reimbursement	[2]	(0.23%)	(0.23%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[1][2]	1.69%	1.44%
[1]	The total annual fund operating expenses and total annual fund operating expenses (after fee waiver and/or expense reimbursement) do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.65% and 1.40% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is effective until March 1, 2016, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived or payments made to the Fund for a period of three years from the date of the waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Ramius Hedged Alpha Fund (USD $)	Expense Example, 1 YEAR	Expense Example, 3 YEARS	Expense Example, 5 YEARS	Expense Example, 10 YEARS
Class A Shares	710	1,097	1,508	2,651
Class I Shares	145	502	884	1,955

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund follows a “style-based equity investment” strategy, seeking to obtain investment returns from a portfolio of equity securities selected through a combination of traditional investing styles (such as value, growth, size, and quality investment styles), alternative investing styles and corporate activity investment styles (such as spin offs, share buy-back and activist investing) that are hedged against movements in the broad equity markets. The Fund’s advisor believes that this type of style-based equity investing can produce positive returns that are uncorrelated with the broader markets.

The Fund’s advisor implements this strategy by seeking to identify and make investments in a systematic fashion based on traditional, alternative and corporate activity investment styles adopted by successful managers of private investment funds (often referred to as “hedge funds”) investing in equity securities. The Fund’s advisor seeks to systematically access, implement and combine the best equity hedge fund ideas in a market neutral way. This systematic process within each style relies on publicly available information (such as SEC filings) coupled with the Fund’s advisor’s knowledge of alternative investing. The Fund’s overall portfolio will be comprised of a mix of these traditional, alternative and corporate activity investment styles combined in various proportions based on the Fund’s advisor’s evaluation of general market conditions and investment opportunities as well as an evaluation of how each of these sources of return correlate to each other over a period of time. The Fund’s advisor will execute the Fund’s investment strategy of investing in publicly traded equity securities identified by this approach though an actively managed portfolio of total return swaps on proprietary indices, or on indices sponsored and published by third-party financial institutions, based on baskets of such securities. The Fund’s advisor expects to rebalance the Fund’s investments at least monthly. The Fund will not invest directly in hedge funds.

The Fund’s advisor also intends to hedge against broad equity market movements by short selling a basket of equity securities or equity indices or by purchasing futures contracts on market indices such as S&P 500 Index futures. The Fund’s advisor expects the Fund’s portfolio generally will be dollar-neutral at each rebalancing (i.e., for every $1 of long equity exposure, it expects the Fund to be short $1 of equity exposure).

The Fund’s long strategy is based primarily on equity securities of U.S. companies. Its long portfolio will be comprised of investments selected on the basis of a number of traditional and corporate activity styles, with each style typically represented by an equally-weighted group of equity securities. The Fund’s advisor expects the Fund’s total long portfolio will be based on at least 100 securities, and will generally be based on 150-200 securities. It expects that the Fund’s long portfolio will be based primarily on securities of mid-cap and small-cap companies (with market capitalizations of $10 billion or less) and its short portfolio will be based primarily on securities of large-cap companies (with market capitalizations of $10 billion or more).

The Fund’s advisor expects the Fund to trade with at least three counterparties. The advisor evaluates and monitors the creditworthiness of the Fund’s counterparties in accordance with the advisor’s creditworthiness policies, which includes consideration of various factors such as the size and credit rating of the counterparty. The number of counterparties the Fund trades with may increase or decrease depending upon the costs, availability of indices and other factors.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer positions than "diversified" mutual funds.

Principal Risks

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

·	Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

·	Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

·	Small-cap and mid-cap company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

·	Large-cap company risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

·	Commodities Futures Trading Commission (“CFTC”) and regulation risk. The financial crisis of 2007-2008 has led the U.S. government to expand considerably its regulation and oversight of financial services firms and the markets for financial instruments. In this regard, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has significantly enhanced the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. These regulators are continuing to implement regulations under the Dodd-Frank Act, including regulations requiring certain swap agreements must be cleared through a clearinghouse and traded on an exchange or swap execution facility. Other major changes under the Dodd-Frank Act or other legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

The Advisor is registered as a commodity pool operator under the Commodity Exchange Act. As a registered commodity pool operator, the Advisor is subject to a comprehensive scheme of regulations administered by the CFTC and the National Futures Association, the self-regulatory body for futures and swaps firms (the “NFA”), with respect to both its own operations and those of the Fund. The Advisor seeks to rely on relief from certain CFTC recordkeeping, reporting, and disclosure requirements otherwise applicable as to the Fund to the extent permitted by CFTC regulations and CFTC staff guidance.

·	Derivatives risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts.. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include illiquidity risk, and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. . Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of the full implementation of the regulation are not yet fully known and may not be for some time.

Total Return Swaps. The Fund will enter into swap agreements, primarily consisting of total return swap agreements. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

·	Asset segregation risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

·	Management and strategy risk. The value of your investment depends on the judgment of the Fund’s advisor about hedge fund managers, investment styles, equity market conditions and movements and other matters which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·	Leveraging risk. The use of leverage, such as entering into futures contracts and short sales, may magnify the Fund’s gains or losses. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying instrument can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

·	Credit risk. If a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

·	Market sector risk. The Fund's investment strategy may result in significant over or under exposure to certain industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those industries or sectors.

·	Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

·	Short sales risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the borrowed security or other instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed security or other instrument, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

·	Non-diversification risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

·	Portfolio turnover risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Performance

The bar chart and table below provide some indication of the risks of investing in the fund prior to that date by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.ramiusmutualfunds.com, or by calling the Fund at 1-877-6RAMIUS (1-877-672-6487). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Calendar –Year Total Returns (before taxes) for Class I Shares For each calendar year at NAV

Class I
Highest Calendar Quarter Return at NAV	2.91%	Quarter Ended 3/31/2012
Lowest Calendar Quarter Return at NAV	(5.91) %	Quarter Ended 9/30/2011

Average Annual Total Returns Ramius Hedged Alpha Fund		1 Year	Since Inception	Inception Date
Class I Shares		(6.30%)	(0.67%)	Jul. 22, 2010
Class I Shares - Return After Taxes on Distributions	[1]	(11.59%)	(0.94%)	Jul. 22, 2010
Class I Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	(6.56%)	(1.61%)	Jul. 22, 2010
Class A Shares		(11.59%)	2.15%	Jul. 22, 2010
Citigroup 3-Month Treasury Bill Index (does not reflect deduction for fees, expenses or taxes)	[2]	0.03%	0.07%	Jul. 22, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The T-Bill Index measures monthly return equivalents of yield averages that are not marked to market. The T-Bill Index consists of the last three three-month Treasury Bill issues, respectively. Returns for this T-Bill Index are calculated on a monthly basis. It is not possible to invest directly in an index. The T-Bill Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.